UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     July 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $142,497 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      232    16001 SH       SOLE                        0        0    16001
ISHARES COMEX GOLD TR          ISHARES          464285105      292    24030 SH       SOLE                        0        0    24030
ISHARES INC                    MSCI PAC J IDX   464286665      469    13007 SH       SOLE                        0        0    13007
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      521    18700 SH       SOLE                        0        0    18700
ISHARES TR INDEX               BARCLY USAGG B   464287226     2610    24340 SH       SOLE                        0        0    24340
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1349    12609 SH       SOLE                        0        0    12609
ISHARES TR INDEX               DJ SEL DIV INX   464287168      683    15958 SH       SOLE                        0        0    15958
ISHARES TR INDEX               MSCI EAFE IDX    464287465    10737   229283 SH       SOLE                        0        0   229283
ISHARES TR INDEX               RUSL 2000 VALU   464287630      691    11965 SH       SOLE                        0        0    11965
ISHARES TR INDEX               RUSSELL 1000     464287622     1495    25885 SH       SOLE                        0        0    25885
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1794    22043 SH       SOLE                        0        0    22043
ISHARES TR INDEX               RUSSELL1000VAL   464287598      955    17428 SH       SOLE                        0        0    17428
ISHARES TR INDEX               S&P 500 INDEX    464287200    14424   137925 SH       SOLE                        0        0   137925
ISHARES TR INDEX               S&P 500 VALUE    464287408    15105   300774 SH       SOLE                        0        0   300774
ISHARES TR INDEX               S&P EURO PLUS    464287861      460    14578 SH       SOLE                        0        0    14578
ISHARES TR INDEX               S&P MIDCAP 400   464287507    18021   251333 SH       SOLE                        0        0   251333
ISHARES TR INDEX               S&P NA NAT RES   464287374     1236    39799 SH       SOLE                        0        0    39799
ISHARES TR INDEX               S&P SMLCAP 600   464287804      604    11037 SH       SOLE                        0        0    11037
ISHARES TR INDEX               S&P SMLCP VALU   464287879     7824   135054 SH       SOLE                        0        0   135054
JPMORGAN CHASE & CO            COM              46625H100      756    20392 SH       SOLE                        0        0    20392
LINCOLN NATL CORP IND          COM              534187109     2240    90966 SH       SOLE                        0        0    90966
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      398    12670 SH       SOLE                        0        0    12670
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      485    23470 SH       SOLE                        0        0    23470
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1679    16109 SH       SOLE                        0        0    16109
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474      754    25105 SH       SOLE                        0        0    25105
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     2081    39330 SH       SOLE                        0        0    39330
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      777    20436 SH       SOLE                        0        0    20436
SPDR SERIES TRUST              INTERMD CR ETF   78464A375      651    19941 SH       SOLE                        0        0    19941
ST DJ WS REIT ETF              COM              86330E604     9383   181734 SH       SOLE                        0        0   181734
US BANCORP DEL                 COM NEW          902973304      746    32979 SH       SOLE                        0        0    32979
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     1967    23523 SH       SOLE                        0        0    23523
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2769    34198 SH       SOLE                        0        0    34198
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     7608    93512 SH       SOLE                        0        0    93512
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      804    18825 SH       SOLE                        0        0    18825
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1817    38352 SH       SOLE                        0        0    38352
VANGUARD INDEX FDS             MID CAP ETF      922908629     4057    68591 SH       SOLE                        0        0    68591
VANGUARD INDEX FDS             REIT ETF         922908553     4192    89208 SH       SOLE                        0        0    89208
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2551    46717 SH       SOLE                        0        0    46717
VANGUARD INDEX FDS             STK MRK ETF      922908769      909    17100 SH       SOLE                        0        0    17100
VANGUARD INDEX FDS             VALUE ETF        922908744     2593    57501 SH       SOLE                        0        0    57501
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5999   155177 SH       SOLE                        0        0   155177
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1277    33328 SH       SOLE                        0        0    33328
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874      616    15151 SH       SOLE                        0        0    15151
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      508    10666 SH       SOLE                        0        0    10666
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1330    45286 SH       SOLE                        0        0    45286
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     1756    49326 SH       SOLE                        0        0    49326
VANGUARD WORLD FD              MEGA VALUE 300   921910840     2038    61974 SH       SOLE                        0        0    61974
WILLIAMS COS INC DEL           COM              969457100      254    13698 SH       SOLE                        0        0    13698